Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (327,178)	$ (219,009)	$ (283,052)	$ (533,161)
Adjustments to reconcile net loss to net cash used in operating activities:
Share based compensation	0	129,970	797	154,275
Depreciation and amortization	13,232	0	0	5,851
Changes in operating assets and liabilities
(Increase) in accounts receivable	(2,435)	(100,000)	0	0
Increase in accounts payable and accrued liabilities	75,541	57,496	189,995	152,938
Increase in accrued interest expense	12,100	4,015	2,455	15,532
Net cash provided by operating activities	(228,740)	(127,528)	(89,805)	(204,565)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	0	0	0	(2,250)
Investment in intangible assets	(43,837)	0	0	(55,474)
Net cash provided by investing activities	(43,837)	0	0	(57,724)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related party advances	0	0	8,500	5,000
Proceeds from third party loans	210,000	110,000	100,000	315,000
Proceeds from SBA Paycheck Protection Program loan	36,789	0	0	0
Common stock issued for cash	0	20,000	0	20,000
Net cash provided by (used in) financing activities	246,789	130,000	108,500	340,000
Net increase in cash	(25,788)	2,472	18,695	77,711
CASH, beginning of period	96,406	18,695	0	18,695
CASH, end of period	70,618	21,167	18,695	96,406
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid in cash	0	0	0	0
Income tax paid in cash	0	0	0	0
Non-Cash Investing and Financing Activities:
Increase in liability to issue common stock	$ 111,989	$ 0	$ 0	$ 0